6. TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2019
Schedule of Breakdown of the capital by owner
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

6.          TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

	12.31.19	12.31.18
Trade accounts receivable
Domestic customers	1,336,762	1,098,750
Domestic related parties	-	-
Foreign customers	2,215,050	1,973,981
Foreign related parties	-	59,284
	3,551,812	3,132,015
( - ) Adjustment to present value	(10,121)	(10,276)
( - ) Expected credit losses	(503,848)	(508,848)

	3,037,843	2,612,891

Current	3,031,046	2,604,928
Non-current	6,797	7,963

Other receivables	153,799	235,376
( - ) Adjustment to present value	(1,936)	(344)
( - ) Expected credit losses	(27,986)	(30,960)

	123,877	204,072

Current	59,645	115,113
Non-current (1)	64,232	88,959

(1)       Weighted average maturity of 2.72 years.

The Company performs credit assignments with no right of return to the BRF Clients’ Credit Rights Investment Fund (“FIDC BRF“), whose sole purpose is to acquire credit rights arising from commercial transactions carried out between the Company and its clients in Brazil. On December 31, 2019, FIDC BRF had an outstanding balance of R$730,251 (R$643,675 on December 31, 2018) related to such credit rights, which are no longer recorded in the Company’s statement of financial position.

On December 31, 2019, Other receivables are mainly represented by receivables from the sale of farms and various properties, with a balance of R$109,419 (R$189,132 on December 31, 2018).

The rollforward of the expected credit losses are shown below:

	12.31.19	12.31.18
Beginning balance	(508,848)	(467,555)
Initial adoption IFRS 9	-	(12,612)
Incorporation of companies	-	-
Transfer - held for sale	-	8,991
Provision	(23,899)	(46,357)
Write-offs	44,039	49,445
Exchange rate variation	(15,140)	(40,760)
Ending balance	(503,848)	(508,848)

The aging of trade accounts receivable is as follows:

	12.31.19	12.31.18
Not overdue	2,820,308	2,451,597
Overdue
01 to 60 days	143,303	133,002
61 to 90 days	19,409	25,435
91 to 120 days	3,723	10,575
121 to 180 days	3,934	27,029
181 to 360 days	20,748	36,783
More than 360 days	540,387	447,594
( - ) Adjustment to present value	(10,121)	(10,276)
( - ) Expected credit losses	(503,848)	(508,848)
	3,037,843	2,612,891